Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended							12 Months Ended
	Oct. 30, 2017	Sep. 30, 2019	Jan. 31, 2019	Dec. 19, 2018	Jun. 30, 2018	Dec. 31, 2017	Oct. 31, 2017	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 09, 2017
Equity (Textual)
Placement agent fees									$ 900	$ 1,525	$ 1,306
Public offering issued by securities								29
Public offering issued value								$ 43
Public offering price per unit												$ 476.48
Description of warrants rights										During 2018 343 thousand warrants, issued in July 2017, were exercised into 343 thousand shares for a consideration of USD 515 thousand. In addition, 484 thousand warrants, issued in July 2017, were exercised into 264 thousand shares on a cashless exercise, and an amount of USD 1,618 thousand was recorded to share premium against derivative liabilities.
Company issued securities, description				The Company's authorized and paid-in share capital in a 20:1 ratio, in a way that every 20 shares with no par value were consolidated into one share with no par value. The said reverse share split took place on January 4, 2019. Following the reverse share split, the Company's authorized share capital is 250,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.
Ordinary shares of vested restricted stock units										97	97
Ordinary shares restricted stock units										$ 121
Share premium								42	$ 46,986	44,597
Warrants fair value		$ 661
Ordinary Share [Member]
Equity (Textual)
Ordinary shares of vested restricted stock units						496,533	496,533
Public Offering [Member]
Equity (Textual)
Company funds raised			$ 6,000		$ 8,100			3,500
Placement agent fees			$ 5,100		$ 7,400			$ 3,100
Public offering issued by securities			3,428,572
Public offering price per unit			$ 2.00
Warrants to purchase shares of common stock			2,571,430
Proceeds from exercise of warrants			$ 298
Non-listed warrants			2,571,430
Company issued securities, description			The ADSs issued were recorded in equity in an amount of USD 2,200 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature), and were recorded as a liability in the amount of USD 3,406 thousand. Issuance expenses related to the warrants, in the amount of USD 515 thousand were recorded to finance expense. During September 2019, the warrants were listed for trading, as a result the cashless feature expired. Therefore the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial income. The warrants fair value on the listing date was USD 1,273 thousand. See also Note 20B.
Issue of equity			$ 2,200
Finance expenses			169
Share premium			$ 129
Ads [Member]
Equity (Textual)
Concurrent private placement issued					3,260,000			2,431,746
Warrant exercise price					$ 2.80			$ 1.50
Warrants to purchase shares of common stock					1,630,000			1,215,873
Adjusted value of warrants					$ 3,467
Shares to service providers for services granted	67,367
Shares to service providers for services granted, value	$ 150
General and administrative expenses										$ 54	$ 96
Non-listed warrants					1,630,000			1,215,873
Issue of equity					$ 4,276			$ 2,174
Finance expenses					$ 301
Warrants fair value								$ 567